Public Offering (Details) - Inflection Point Acquisition Corp. [Member] - USD ($)		1 Months Ended		12 Months Ended
	Nov. 27, 2022	Oct. 29, 2021	Sep. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)		$ 10	$ 10	$ 10.1843
Initial business combination expire			5 years	5 years
Aggregate gross proceeds (in Dollars)		$ 29,750,000
Additional discount (in Dollars)				$ 595,000
Deferred discount per unit sold (in Dollars per share)				$ 0.35
Aggregate amount (in Dollars)				$ 279,884,314
Public warrants outstanding shares				16,487,500	16,487,500
Private warrants outstanding shares				6,845,000	6,845,000
Redemption of warrants, description				Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before it sends the notice of redemption to the warrant holders.
IPO [Member]
Public Offering (Details) [Line Items]
Shares Issued			30,000,000
Price per unit (in Dollars per share)			$ 10
Purchase of unit				2,900,000
Aggregate amount (in Dollars)				$ 11,541,250
Underwriting commission (in Dollars)	$ 11,541,250
Over-Allotments [Member]
Public Offering (Details) [Line Items]
Purchase of unit		2,975,000		4,500,000
Forfeited shares		1,525,000
Additional underwriting fee (in Dollars)				$ 4,000,000
Class A Ordinary Shares [Member]
Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)				$ 17.5
Exercise price (in Dollars per share)				$ 11.5
Class A Ordinary Shares [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)			$ 11.5
Business combination [Member]
Public Offering (Details) [Line Items]
Business combination, description				Further, if: (i) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its Initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds (including from such issuances and the Public Offering), and interest thereon, available for the funding of the Initial Business Combination on the date of the consummation of the Initial Business Combination (net of redemptions) and (z) the volume weighted average trading price of the Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its Initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.